Credit Risk Mitigation Position (Details)	Dec. 31, 2024
Minimum [Member]
Credit Risk Mitigation Position [Line Items]
Securities deposit percentage	5.00%
Maximum [Member]
Credit Risk Mitigation Position [Line Items]
Securities deposit percentage	25.00%